Segment Information (Reconciliation Of Total Segment Margin To Net Income (Loss) From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	May 25, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Total segment margin		$ 147	$ 212	$ 613	$ 421
Operation and maintenance		(48)	(78)	(228)	(147)
General and administrative		(37)	(44)	(100)	(67)
(Loss) gain on asset sales, net		0	0	(3)	2
Depreciation and amortization		(42)	(76)	(252)	(169)
Income from unconsolidated affiliates		(16)	(54)	(105)	(120)
Interest expense, net		(35)	(48)	(122)	(103)
Loss on debt refinancing, net		(2)	(16)	(8)	0
Other income and deductions, net	16	4	8	(29)	(17)
Income (loss) from continuing operations before income taxes		$ 5	$ 4	$ (34)	$ (74)